Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Revenues	¥ 159,239,362	$ 24,404,501	¥ 152,120,636	¥ 142,523,585
Cost of revenues	(114,164,679)	(17,496,503)	(98,132,945)	(89,609,968)
Gross profit	45,074,683	6,907,998	53,987,691	52,913,617
Operating expenses:
General and administrative expenses	(19,224,388)	(2,946,266)	(9,275,857)	(27,621,026)
Total operating expenses	(19,224,388)	(2,946,266)	(9,275,857)	(27,621,026)
Income from operations	25,850,295	3,961,732	44,711,834	25,292,591
Interest expense	(2,077,129)	(318,334)	(3,426,380)	(5,086,720)
Interest income	60,011	9,197	52,894	86,112
Change in fair value of short-term investments	(5,217)	(800)	5,217	60,931
Gain on disposal of Lianwai Kindergarten | ¥				242,971
Other income, net	9,757,124	1,495,345	5,893,432	6,816,556
Income before income tax expense	33,585,084	5,147,140	47,236,997	27,412,441
Income tax expense	0	0	0	0
Income from operations, net of tax	33,585,084	5,147,140	47,236,997	27,412,441
Net income	33,585,084	5,147,140	47,236,997	27,412,441
Net income attributable to the Company's ordinary shareholders	33,585,084	5,147,140	47,236,997	27,412,441
Net income	33,585,084	5,147,140	47,236,997	27,412,441
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax	(7,956,640)	(1,219,408)
Comprehensive income	25,628,444	3,927,732	47,236,997	27,412,441
Net income attributable to the Company's ordinary shareholders	¥ 25,628,444	$ 3,927,732	¥ 47,236,997	¥ 27,412,441
Net income per share
—Basic and diluted | (per share)	¥ 0.62	$ 0.10	¥ 0.94	¥ 0.55
Weighted average number of ordinary shares used in per share calculation
—Basic and diluted | shares	54,166,750	54,166,750	50,000,000	50,000,000
Revenue from tuition, meal and accommodation services [Member]
Net revenues:
Revenues	¥ 152,954,782	$ 23,441,346	¥ 143,635,495	¥ 133,067,118
Other revenue [Member]
Net revenues:
Revenues	4,616,008	707,434	6,111,808	7,768,276
Revenue from related parties [Member]
Net revenues:
Revenues	¥ 1,668,572	$ 255,721	¥ 2,373,333	¥ 1,688,191